COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases

	December 31, 2018
	RMB’000	US$’000

2019	13,099	1,905
2020	5,982	870
2021	1,082	157
2022	1,114	162
2023	1,147	167
2024	1,886	274

	24,310	3,535